Other Non-Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Non-Current Assets [Abstract]
Rental deposits	$ 1,294	8,061	9,203
Non-current portion of prepayment to suppliers and other business related expenses	809	5,043	2,925
Total	$ 2,103	13,104	12,128